Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 16, 2011
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 16, 2011
Prospectus Date	rr_ProspectusDate	May 16, 2011

iShares Global Inflation-Linked Bond Fund
iSHARES® GLOBAL INFLATION-LINKED BOND FUND Ticker: GTIPStock Exchange: NYSE Arca
Investment Objective

The iShares Global Inflation-Linked Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global Diversified Inflation-Linked Index (the "Underlying Index").

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses -	Management Fees	Distribution and Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
iShares Global Inflation-Linked Bond Fund	0.40%	none	none	0.40%

Example.
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (USD $)	1 Year	3 Years
iShares Global Inflation-Linked Bond Fund	41	128

Portfolio Turnover.
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

The Underlying Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer's own domestic market and currency.

The Underlying Index includes debt issued by countries that (a) have at least  $2 billion outstanding face value in index qualifying debt at initial inclusion and maintain at least  $1 billion outstanding face value in index qualifying debt; (b) have not defaulted on any of their sovereign debt (including non-inflation-linked debt and debt that is not payable in the issuer's local currency) within ten years of the Underlying Index's annual review date; and (c) are not included on the U.S. Department of State's list of state sponsors of terrorism as of the Underlying Index's annual review date. For purposes of inclusion in the Underlying Index, Euro member countries are considered collectively with respect to the country size requirements but individually with respect to the default requirement and the U.S. Department of State's list of state sponsors of terrorism requirement.

As of April 30, 2011, the Underlying Index consisted of 181 issues. The list of countries included in the Underlying Index as of April 30, 2011, is as follows: Australia, Brazil, Canada, Chile, France, Germany, Greece, Israel, Italy, Japan, Mexico, Poland, South Africa, South Korea, Sweden, Turkey, the United Kingdom and the United States.

The Underlying Index is rebalanced monthly on the last calendar day of the month based on information available up to and including the third business day before the last business day of the month.

With the exception of the U.S. Treasury, no issuer can hold greater than a 22.5% share of the Underlying Index. In addition, no more than 48% of the Underlying Index can be comprised of issuers other than the U.S. Treasury that individually hold a 5% or greater share of the Underlying Index. Finally, all issuers that hold less than a 5% share of the Underlying Index are capped at 4.55%. These caps are imposed at each month-end rebalancing date. Adjustments to a given country's weight are applied proportionately to all of its constituent securities. In between rebalancing dates, issuer weights are allowed to float above the caps.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. In addition, while the Fund's investments have terms designed to provide a degree of inflation protection in the currencies in which they are denominated, fluctuation in the value of those currencies against the U.S. dollar may reduce or eliminate the value of any inflation protection provided by the Fund's investments in U.S. dollar terms.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's® (a division of The McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch") or "Baa3" by Moody's® Investors Service, Inc. ("Moody's")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Income Risk. The Fund's income may decline due to a decline in inflation (known as "deflation") or due to changes in inflation expectations.

Inflation Indexed Bonds Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of a fund's investments in inflation-indexed bonds. In addition, to the extent that the currency used to calculate the Fund's NAV is different from the currencies of the underlying inflation-indexed bonds held by the Fund, changes in foreign exchange rates may negate the impact of any adjustments to interest rates payable on inflation-indexed bonds when the Fund's NAV is calculated.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. The Fund may invest in bonds of non-U.S. issuers, which carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and Japanese Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interests when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of treasury obligations to decline.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	May 16, 2011
iShares Global Inflation-Linked Bond Fund | iShares Global Inflation-Linked Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	128
iShares Global Inflation-Linked Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® GLOBAL INFLATION-LINKED BOND FUND Ticker: GTIPStock Exchange: NYSE Arca
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The iShares Global Inflation-Linked Bond Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global Diversified Inflation-Linked Index (the "Underlying Index").

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares Trust (the "Trust") and BlackRock Fund Advisors ("BFA") (the "Investment Advisory Agreement") provides that BFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Underlying Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer's own domestic market and currency.

The Underlying Index includes debt issued by countries that (a) have at least  $2 billion outstanding face value in index qualifying debt at initial inclusion and maintain at least  $1 billion outstanding face value in index qualifying debt; (b) have not defaulted on any of their sovereign debt (including non-inflation-linked debt and debt that is not payable in the issuer's local currency) within ten years of the Underlying Index's annual review date; and (c) are not included on the U.S. Department of State's list of state sponsors of terrorism as of the Underlying Index's annual review date. For purposes of inclusion in the Underlying Index, Euro member countries are considered collectively with respect to the country size requirements but individually with respect to the default requirement and the U.S. Department of State's list of state sponsors of terrorism requirement.

As of April 30, 2011, the Underlying Index consisted of 181 issues. The list of countries included in the Underlying Index as of April 30, 2011, is as follows: Australia, Brazil, Canada, Chile, France, Germany, Greece, Israel, Italy, Japan, Mexico, Poland, South Africa, South Korea, Sweden, Turkey, the United Kingdom and the United States.

The Underlying Index is rebalanced monthly on the last calendar day of the month based on information available up to and including the third business day before the last business day of the month.

With the exception of the U.S. Treasury, no issuer can hold greater than a 22.5% share of the Underlying Index. In addition, no more than 48% of the Underlying Index can be comprised of issuers other than the U.S. Treasury that individually hold a 5% or greater share of the Underlying Index. Finally, all issuers that hold less than a 5% share of the Underlying Index are capped at 4.55%. These caps are imposed at each month-end rebalancing date. Adjustments to a given country's weight are applied proportionately to all of its constituent securities. In between rebalancing dates, issuer weights are allowed to float above the caps.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than a fund that seeks to replicate an index.

The Fund generally invests at least 80% of its assets in the securities of the Underlying Index or in depositary receipts representing securities of the Underlying Index. However, the Fund may at times invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including money market funds advised by BFA or its affiliates, not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Merrill Lynch, Pierce, Fenner & Smith Incorporated ("BofA Merrill Lynch").

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value per share ("NAV"), trading price, yield, total return and ability to meet its investment objective.

Asset Class Risk. Securities in the Underlying Index or in the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

Concentration Risk. To the extent that the Fund's investments are concentrated in a particular region, country, market, industry or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that region, country, market, industry or asset class.

Credit Risk. The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations.

Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. In addition, while the Fund's investments have terms designed to provide a degree of inflation protection in the currencies in which they are denominated, fluctuation in the value of those currencies against the U.S. dollar may reduce or eliminate the value of any inflation protection provided by the Fund's investments in U.S. dollar terms.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets Risk. The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets.

Geographic Risk. A natural or other disaster could occur in a geographic region in which the Fund invests.

High Yield Securities Risk. Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's® (a division of The McGraw-Hill Companies, Inc.) ("S&P") and Fitch, Inc. ("Fitch") or "Baa3" by Moody's® Investors Service, Inc. ("Moody's")), or are unrated but judged by BFA to be of comparable quality, at the time of purchase, may be more volatile than higher-rated securities of similar maturity.

Income Risk. The Fund's income may decline due to a decline in inflation (known as "deflation") or due to changes in inflation expectations.

Inflation Indexed Bonds Risk. The principal value of an investment is not protected or otherwise guaranteed by virtue of a fund's investments in inflation-indexed bonds. In addition, to the extent that the currency used to calculate the Fund's NAV is different from the currencies of the underlying inflation-indexed bonds held by the Fund, changes in foreign exchange rates may negate the impact of any adjustments to interest rates payable on inflation-indexed bonds when the Fund's NAV is calculated.

Interest Rate Risk. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

Issuer Risk. Fund performance depends on the performance of individual securities to which the Fund will have exposure. Changes to the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. As the Fund does not fully replicate the Underlying Index, it is subject to the risk that BFA's investment management strategy may not produce the intended results.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Non-U.S. Issuers Risk. The Fund may invest in bonds of non-U.S. issuers, which carry different risks from bonds issued by U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, regulatory and economic differences, and potential restrictions on the flow of international capital. The Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk, European Economic Risk and Japanese Economic Risk.

Passive Investment Risk. The Fund is not actively managed and BFA does not attempt to take defensive positions in declining markets.

Reliance on Trading Partners Risk. The Fund invests in economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economies in which the Fund invests.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Security Risk. Some geographic areas in which the Fund invests have experienced security concerns. Incidents involving a country's security may cause uncertainty in these markets and may adversely affect their economies.

Sovereign Obligations Risk. The Fund invests in securities issued by or guaranteed by sovereign governments, which may be unable or unwilling to repay principal or interests when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

Structural Risk. The economies in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index.

U.S. Treasury Obligations Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of treasury obligations to decline.

Valuation Risk. The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of the Fund's prospectus (the "Prospectus"), the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 16, 2011